Noncontrolling Interests (Details) $ in Millions	Dec. 31, 2019 USD ($)
Noncontrolling Interest [Abstract]
Settlement value of mandatorily redeemable noncontrolling interests	$ 36
Carrying value of mandatorily redeemable noncontrolling interests	$ 15